Employee benefits - Summary of Fair Value of Plan Assets Foreign Defined Benefit Plans (Detail) - Foreign Defined Benefit Plan [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		¥ 4,599	¥ 4,692
Equity securities	[1]	101	84
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	[2]	1,207	1,152
Corporate bonds	[3]	175	160
Asset-backed securities		43	36
Insurance contracts	[4]	23,057	21,736
Commingled funds	[5]	16,929	16,682
Real estate and other		3,537	3,351
Total		49,648	47,893
Quoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		4,599	4,692
Equity securities	[1]	101	84
Fixed income securities contributed to fair value of plan assets [Abstract]
Insurance contracts	[4]	334	359
Real estate and other			10
Total		5,034	5,145
Unquoted Market Prices in Active Market [Member]
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	[2]	1,207	1,152
Corporate bonds	[3]	175	160
Asset-backed securities		43	36
Insurance contracts	[4]	22,723	21,377
Commingled funds	[5]	16,929	16,682
Real estate and other		3,537	3,341
Total		¥ 44,614	¥ 42,748

[1]	Represents primarily foreign equity securities.
[2]	Includes primarily foreign government debt securities.
[3]	Includes primarily foreign corporate debt securities.
[4]	Represents annuity contracts with or without profit sharing and bulk insurance contracts.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts.